Expense Example, No Redemption - FidelityNewMarketsIncomeFund-AMCIZPRO - FidelityNewMarketsIncomeFund-AMCIZPRO - Fidelity New Markets Income Fund	Mar. 01, 2023 USD ($)
Fidelity Advisor New Markets Income Fund - Class M
Expense Example, No Redemption:
1 Year	$ 511
3 Years	745
5 Years	997
10 Years	1,720
Fidelity Advisor New Markets Income Fund - Class C
Expense Example, No Redemption:
1 Year	188
3 Years	582
5 Years	1,001
10 Years	1,981
Fidelity Advisor New Markets Income Fund - Class I
Expense Example, No Redemption:
1 Year	85
3 Years	265
5 Years	460
10 Years	1,025
Fidelity Advisor New Markets Income Fund - Class Z
Expense Example, No Redemption:
1 Year	75
3 Years	233
5 Years	406
10 Years	906
Fidelity Advisor New Markets Income Fund - Class A
Expense Example, No Redemption:
1 Year	511
3 Years	745
5 Years	997
10 Years	$ 1,720